Deposits with Restrictions on Use - Deposits Which are Restricted in Use (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Short-term financial instruments	₩ 151,426	₩ 323,890
Long-term financial instruments	370	373
Financial instruments	151,796	324,263
Restricted deposits [member]
Disclosure of financial assets [line items]
Short-term financial instruments	90,163	79,500
Long-term financial instruments	370	372
Financial instruments	₩ 90,533	₩ 79,872